Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of properties and equipment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Type of property and equipment:
Property and equipment, Gross balance	$ 611,618	$ 583,473
Property and equipment, Accumulated Depreciation	(389,298)	(365,545)
Property and equipment, Net balance	$ 222,320	$ 217,928
Land and Buildings [Member]
Type of property and equipment:
Property and equipment, Useful Life	26 years	26 years
Property and equipment, Average remaining depreciation	19 years	20 years
Property and equipment, Gross balance	$ 311,279	$ 304,951
Property and equipment, Accumulated Depreciation	(148,645)	(142,543)
Property and equipment, Net balance	$ 162,634	$ 162,408
Equipment [Member]
Type of property and equipment:
Property and equipment, Useful Life	5 years	5 years
Property and equipment, Average remaining depreciation	3 years	4 years
Property and equipment, Gross balance	$ 243,757	$ 222,624
Property and equipment, Accumulated Depreciation	(191,334)	(175,141)
Property and equipment, Net balance	$ 52,423	$ 47,483
Others [Member]
Type of property and equipment:
Property and equipment, Useful Life	7 years	7 years
Property and equipment, Average remaining depreciation	4 years	4 years
Property and equipment, Gross balance	$ 56,582	$ 55,898
Property and equipment, Accumulated Depreciation	(49,319)	(47,861)
Property and equipment, Net balance	$ 7,263	$ 8,037